Related Parties And Related Party Transactions - Summary of Related Party Transactions (Detail) - Ping An Insurance Company of ChinaLtd - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Sales and marketing expenses, general and administrative expenses, operation and servicing expenses, and technology and analytics expenses
Technology platform based income	¥ 635,143	¥ 323,176	¥ 336,586
Other income	1,234,616	700,464	409,278
Net interest income-Interest expense			294,357
Investment income	261,148	82,879	142,453
Finance costs-Interest income	147,638	186,065	68,745
Finance costs-Interest expense	67,468	154,264	343,084
Sales and marketing expenses general and administrative expenses operation and servicing expenses and technology and analytics expenses from related parties	3,090,052	2,582,797	¥ 1,877,919
Other gains/(losses) - net	¥ (499,543)	¥ (48,054)